UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31,2010

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     A.N. Culbertson & Company, Inc.
Address:  One Boar's Head Pointe, Suite 101
          Charlottesville, VA  22903-4612

Form 13F File Number: 028-10628

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  George L. Payne, Jr.
Title: President
Phone: 434-972-7766

Signature, Place, and Date of Signing:  April 15, 2010
     [Signature]          [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.  (Check here is no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported
                              in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:  71

Form 13F Information Table Value Total:  138,804


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

 FORM 13F INFORMATION TABLE

NAME OF ISSUER           TITLE OF CLASS CUSIP      VALUE     SHRS OR SH/ PUT/ INVESTMENT OTHER    VOTING AUTHORITY
                                                   (X$1000)  PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-----------------        ----------     --------   --------  ------- --- ---- ---------- -------- ---- ------ ------
3M Company		 COM		604059105      3162   37840  SH       SOLE       NONE     0    0       37840
Abbott Labs              COM            002824100      3699   70211  SH       SOLE       NONE     0    0       70211
Air Prod & Chemical	 COM		009158106      2487   33628  SH	      SOLE	 NONE	  0    0       33628
Amgen Inc                COM            031162100       502    8383  SH       SOLE       NONE     0    0        8383
Apple Computer, Inc	 COM		037833100	856    3644  SH       SOLE	 NONE	  0    0	3644
Applied Materials Inc    COM            038222105       466   34595  SH       SOLE       NONE     0    0       34595
At&T, Inc.		 COM		00206R102      1428   55272  SH	      SOLE	 NONE	  0    0       55272
Automatic Data Processi  COM            053015103      2099   47190  SH       SOLE       NONE     0    0       47190
BB&T Capital Trust VII   PFD		05531H208      1183   44410  SH	      SOLE	 NONE	  0    0       44410
Berkshire Hathaway       Class B        084670207      5315   65395  SH       SOLE       NONE     0    0       65395
Branch Bank & Trust	 COM		054937107      1839   56787  SH	      SOLE	 NONE	  0    0       56787
Brookfield Asset Mgmt	 COM		112585104      2044   80408  SH	      SOLE	 NONE	  0    0       80408
Capital One Financial	 COM		14040H105       405    9787  SH	      SOLE	 NONE	  0    0        9787
Cenovus Energy Inc	 COM		15135U109      1368   52186  SH	      SOLE	 NONE	  0    0       52186
Chevron Corp	         COM            166764100      3246   42806  SH       SOLE       NONE     0    0       42806
Cisco Systems Inc	 COM		17275R102      1756   67444  SH	      SOLE       NONE     0    0       67444
Cliffs Natural Resources COM		18683K101	404    5696  SH	      SOLE	 NONE	  0    0	5696
Clorox Co		 COM		189054109	317    4949  SH	      SOLE	 NONE	  0    0	4949
Corning Inc              COM            219350105      2207  109214  SH       SOLE       NONE     0    0      109214
CVS Corp		 COM		126650100      3409   93257  SH	      SOLE	 NONE	  0    0       93257
Dominion Resources	 COM		25746U109      1119   27217  SH	      SOLE	 NONE	  0    0       27217
Dominion Resources Inc	 PFD		25746U604      3321  119560  SH	      SOLE	 NONE	  0    0      119560
Encana Corp		 COM		292505104      1795   57841  SH	      SOLE	 NONE	  0    0       57841
Exxon Mobil              COM            30231G102      3729   55675  SH       SOLE       NONE     0    0       55675
FEDEX Corp               COM            31428X106      2426   25979  SH       SOLE       NONE     0    0       25979
General Electric         COM            369604103      2525  138755  SH       SOLE       NONE     0    0      138755
General Mills Inc.	 COM		370334104      1162   16409  SH	      SOLE	 NONE	  0    0       16409
Goldman Sachs Group Inc	 COM		38141G104      2132   12496  SH	      SOLE	 NONE	  0    0       12496
Hewlett Packard		 COM		428236103      1283   24131  SH	      SOLE	 NONE	  0    0       24131
IBM                      COM            459200101      5142   40095  SH       SOLE       NONE     0    0       40095
Insmed Inc New		 COM		457669208	 23   19300  SH	      SOLE	 NONE	  0    0       19300
Intel                    COM            458140100      2849  127802  SH       SOLE       NONE     0    0      127802
iShares Lehman Aggregate COM		464287226      1027    9854  SH	      SOLE	 NONE	  0    0        9854
iShares Russell 2000 Ind COM		464287655      2510   37023  SH	      SOLE	 NONE	  0    0       37023
iShares Russell Midcap   COM		464287499      5409   60610  SH	      SOLE	 NONE	  0    0       60610
iShares Tr MSCI Emerging COM		464287234      2574   61104  SH	      SOLE	 NONE	  0    0       61104
iShares Trust MSCI EAFE  COM		464287465      1712   30574  SH	      SOLE	 NONE	  0    0       30574
iShares Trust Russell 20 COM		464287630       808   12662  SH       SOLE	 NONE	  0    0       12662
ishares Trust S&P 100	 COM		464287101	705   13157  SH	      SOLE	 NONE	  0    0       13157
J.P. Morgan Chase & Co.  COM            46625H100      3694   82537  SH       SOLE       NONE     0    0       82537
Johnson & Johnson        COM            478160104      3937   60391  SH       SOLE       NONE     0    0       60391
Johnson Controls         COM            478366107      3472  105229  SH       SOLE       NONE     0    0      105229
JP Morgan Chase Series E COM		46625H720	909   18185  SH       SOLE  	 NONE	  0    0       18185
Kellogg			 COM		487836108      2256   42216  SH	      SOLE	 NONE	  0    0       42216
Kraft Foods		 COM		50075N104	706   23346  SH	      SOLE	 NONE	  0    0       23346
McDonalds Corp		 COM		580135101      2736   41010  SH	      SOLE	 NONE	  0    0       41010
McKesson HBOC Inc	 COM		58155Q103      2070   31500  SH	      SOLE	 NONE	  0    0       31500
Medtronic		 COM		585055106      2023   44929  SH	      SOLE	 NONE	  0    0       44929
Microsoft Corp           COM            594918104      3659  124934  SH       SOLE       NONE     0    0      124934
Oracle Corp              COM            68389X105      1848   71885  SH       SOLE       NONE     0    0       71885
Pepsico Inc              COM            713448108      4679   70721  SH       SOLE       NONE     0    0       70721
Philip Morris Intl	 COM		718172109	215    4125  SH	      SOLE	 NONE	  0    0	4125
Pitney Bowes Inc	 COM		724479100	457   18676  SH	      SOLE	 NONE	  0    0       18676
Proctor & Gamble         COM            742718109      4900   77444  SH       SOLE       NONE     0    0       77444
Quaterra Resources 	 COM		747952109	 49   33000  SH	      SOLE	 NONE	  0    0       33000
S&P Dep Receipts	 COM		78462F103	613    5239  SH	      SOLE	 NONE	  0    0	5239
Schlumberger		 COM		806857108      1526   24043  SH	      SOLE	 NONE     0    0       24043
Staples Inc		 COM		855030102      2602  111172  SH	      SOLE	 NONE	  0    0      111172
State Street Corp	 COM		857477103      1294   28671  SH	      SOLE	 NONE	  0    0       28671
Sun Trust	         COM            867914103       242    9022  SH       SOLE       NONE     0    0        9022
The Travelers Companies  COM		89417E109      1640   30403  SH	      SOLE	 NONE	  0    0       30403
Transocean Offshore	 COM		G90078109      1691   19574  SH	      SOLE	 NONE	  0    0       19574
United Parcel Service    Class B        911312106       698   10833  SH       SOLE       NONE     0    0       10833
US Bancorp Del Com New	 COM		902973304	245    9457  SH	      SOLE	 NONE	  0    0	9457
Vanguard Index Funds	 COM		922908769	511    8567  SH	      SOLE	 NONE	  0    0        8567
Vanguard Info Tech Index COM		92204A702      1068   19008  SH	      SOLE	 NONE	  0    0       19008
Varian Medical Systems   COM            92220P105      3654   66042  SH       SOLE       NONE     0    0       66042
Walgreen Co		 COM		931422109	249    6702  SH	      SOLE	 NONE	  0    0	6702
Wells Fargo              COM            949746101      3013   96817  SH       SOLE       NONE     0    0       96817
Western Union            COM            959802109       968   57059  SH       SOLE       NONE     0    0       57059
Zimmer Holdings Inc      COM            98956P102       737   12457  SH       SOLE       NONE     0    0       12457
